DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to report the performance for Dreyfus Variable Investment Fund_Money Market Portfolio for the six-month reporting period ended June 30, 1997. Your Fund produced an annualized yield of 5.03% and after taking into account the effect of compounding, the annualized effective yield was 5.15%.* ECONOMIC REVIEW
    Since ending its 1995 mid-cycle slowdown, the economy has sustained an above-trend growth trajectory, slowing only briefly in the third quarter of 1996 and again in recent months. Meanwhile, the level of economic activity is now at the point where economic resources are near full deployment. Yet price inflation remains quiescent, boosting the purchasing power of incomes and contributing to the best sense of economic well-being in decades. In this environment, economic policy has been benign, allowing market interest rates to sway within an eighteen-month trading range and corporate profits to rise steadily. However, even while the jury is out on the inflation risks ahead, the Federal Reserve Board (the "Fed") has again indicated a one-way bias towards tighter future policy.
    Real Gross Domestic Product growth grew an above-trend 3.1% from year-end 1995 to year-end 1996, then accelerated to more than 4.0% in the first half of this year. However, this year's pattern shows growth concentrated into the first quarter, when GDP surged 5.9%, while a slowdown to near 2.5% is apparent in the second quarter. The slower near-term growth is attributable to a lackluster retail sector, even though exports and capital spending are gaining. A key issue is whether the absence of pent-up demand could lead to a sluggish consumer profile and, hence, a slow GDP growth from here on. Indeed, factors that could underpin a resumption of stronger spending are rising: real consumer purchasing power, soaring household wealth and all-time highs in consumer confidence. Additionally, inventories remain lean, muting the prospect of yet slower economic growth.
    Alongside evidence of a slower retail sector in the second quarter are reports showing that unemployment fell below 5% and industrial capacity utilization tightened towards its 1994 highs. With these developments, the economy now is operating at a high level with little slack. Yet wage inflation abated in the second quarter while price inflation continued to decelerate. The absence of any troublesome sign of inflation has kept market interest rates in a long-standing trading range. Even corporate profits continue to surprise on the upside.
    Views on the need to tighten monetary policy are divergent. There are those who believe that inflation pressure points are just different than in the past and others who believe the inflation cycle has been eliminated by global factors and technology. However, by leaning towards tighter future policy, the Fed is at least willing to err on the cautious side in the next several months.
THE MONEY MARKET
    The money market began the current calendar year in a reasonably steady mode with fluctuations within a narrow band. As the year advanced, however, the market became increasingly concerned that the Fed would raise interest rates. Late in December, 1996, Fed Chairman Alan Greenspan made his highly publicized remark about "irrational exuberance" in the equity markets. Early in 1997, other central bank officials spoke on the same theme. So it was no great surprise to the markets when the Fed, in late March, actually raised the short-term interbank rate by one quarter of a point. This was done as a moderate dose of preventive medicine against possible future inflation.
    By late spring and early summer, however, signs of a slowdown in the economy caused interest rates to simmer down. To be sure, there was the usual nervousness before each subsequent scheduled meeting of the rate-setting Federal Open Market Committee. Yet the general trend of rates most recently has been to fluctuate moderately while working down to somewhat lower levels.

PORTFOLIO OVERVIEW
    In this environment, we have maintained average maturities generally in line with the averages for the money market fund industry. The purpose is to assure our investors competitive yields. To date, this has been a successful strategy.
    You may be assured that we will, as always, adapt portfolio strategy to the prevailing market conditions in order to try to bring you satisfactory yields on your cash reserves.
    Once again, we would like to express our appreciation for your confidence in Dreyfus Variable Investment Fund_Money Market Portfolio.
                              Sincerely,

                          [Patricia A. Larkin signature logo]

                              Patricia A. Larkin
                              Senior Portfolio Manager
July 17, 1997
New York, N.Y.

*  Annualized effective yield is based upon dividends declared daily and reinvested monthly. The Portfolio's performance does not reflect the deduction of additional changes imposed in connection with investing in variable annuity contracts and variable life insurance policies.
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DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
STATEMENT OF INVESTMENTS                                                                      JUNE 30, 1997 (UNAUDITED)
                                                                                               Principal
Negotiable Bank Certificates of Deposit_22.6%                                                   Amount               Value
                                                                                             ___________          ___________
ABN-AMRO Bank N.V. (Yankee)
  5.56%, 12/23/97...........................................................                 $  2,000,000        $  2,000,325
Dai-Ichi Kangyo Bank Ltd. (Yankee)
  5.92%, 12/11/97...........................................................                    1,000,000           1,000,088
Fuji Bank Ltd. (Yankee)
  5.73%-5.87%, 7/2/97-10/1/97...............................................                    3,000,000           3,000,000
Sanwa Bank Ltd. (London)
  5.86%-5.95%, 9/16/97-12/18/97.............................................                    3,000,000           2,999,925
Societe Generale (Yankee)
  6.03%, 7/21/97............................................................                    2,000,000           1,999,986
Sumitomo Bank Ltd. (Yankee)
  5.76%-5.78%, 9/2/97-9/26/97...............................................                    3,000,000           3,000,000
                                                                                                                   ___________
TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT
  (cost $14,000,324)........................................................                                      $14,000,324
                                                                                                                 =============
Bankers' Acceptances_3.2%
First National Bank of Boston
  5.54%, 7/2/97
  (cost $1,999,700).........................................................                 $  2,000,000        $  1,999,700
                                                                                                                 =============
Commercial Paper_45.2%
Bankers Trust N.Y. Corp.
  5.74%, 8/12/97............................................................                 $  1,750,000        $  1,738,526
Chrysler Financial Corp.
  5.62%, 7/24/97............................................................                    2,000,000           1,992,857
Den Danske Corp. Inc.
  5.77%, 8/20/97............................................................                    2,500,000           2,480,451
General Electric Capital Corp.
  5.67%, 9/2/97.............................................................                    2,000,000           1,980,435
General Motors Acceptance Corp.
  5.81%-5.89%, 11/18/97-12/08/97............................................                    3,000,000           2,930,400
Goldman Sachs Group L.P.
  5.54%, 8/4/97.............................................................                    2,000,000           1,989,951
Lehman Brothers Holdings Inc.
  5.66%-5.70%, 7/7/97-7/14/97...............................................                    2,500,000           2,496,082
Paine Webber Group Inc.
  5.70%, 7/28/97............................................................                    3,000,000           2,987,288
Salomon Inc.
  5.78%-5.86%, 8/4/97-9/18/97...............................................                    3,000,000           2,976,700
Sanwa Business Credit Corp.
  5.75%, 7/31//97...........................................................                    2,000,000           1,990,467

DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)                                                              JUNE 30, 1997 (UNAUDITED)
                                                                                              Principal
Commercial Paper (continued)                                                                    Amount             Value
                                                                                            _____________      _____________
SwedBank Inc.
  5.51%, 7/1/97.............................................................                 $  2,000,000        $  2,000,000
UBS Finance (DE) Inc.
  6.05%, 7/1/97.............................................................                    2,500,000           2,500,000
                                                                                                                   ___________
TOTAL COMMERCIAL PAPER
  (cost $28,063,157)........................................................                                      $28,063,157
                                                                                                                 =============
Corporate Notes_7.3%
Bear Stearns Companies Inc.
  5.68%, 12/8/97(a).........................................................                 $  2,500,000        $  2,502,166
PHH Corp.
  5.68%, 6/24/98............................................................                    2,000,000           2,000,000
                                                                                                                   ___________
TOTAL CORPORATE NOTES
  (cost $4,502,166).........................................................                                     $  4,502,166
                                                                                                                 =============
Short-Term Bank Notes_3.2%
Comerica Bank
  5.71%, 4/17/98(a)
  (cost $1,999,233).........................................................                 $  2,000,000        $  1,999,233
                                                                                                                 =============
U.S. Government Agencies_11.3%
Federal Farm Credit Banks
  Floating Rate Notes
  5.58%, 7/25/97(a).........................................................                 $  2,000,000        $  1,999,950
Federal National Mortgage Association
  Floating Rate Notes
  5.61%, 11/21/97-1/21/98(a)................................................                    5,000,000           4,998,855
                                                                                                                   ___________
TOTAL U.S. GOVERNMENT AGENCIES
  (cost $6,998,805).........................................................                                    $  6,998,805
                                                                                                                 =============
Time Deposits_6.7%
Berliner Handels-und Frankfurter Bank (Grand Cayman)
  6.13%, 7/1/97.............................................................                 $  1,647,000        $  1,647,000
First Union National Bank (Nassau)
  6%, 7/1/97................................................................                    2,500,000           2,500,000
                                                                                                                   ___________
TOTAL TIME DEPOSITS
  (cost $4,147,000).........................................................                                     $  4,147,000
                                                                                                                 =============

DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)                                                              JUNE 30, 1997 (UNAUDITED)
                                                                                             Principal
Repurchase Agreements_2.4%                                                                    Amount              Value
                                                                                           _____________       _____________
SBC Capital Markets
  dated 6/30/97, due7/1/97 in the amount
  of $1,500,248 (fully collateralized by $1,534,000
  U.S. Treasury Notes, 5.25%, due 12/31/97, value
  $1,531,124)
  (cost $1,500,000).........................................................                 $  1,500,000        $  1,500,000
                                                                                                                 =============
TOTAL INVESTMENTS
  (cost $63,210,385)........................................................                       101.9%          $63,210,385
                                                                                                 ========        =============
LIABILITIES, LESS
  CASH AND RECEIVABLES......................................................                       (1.9%)        $ (1,185,012)
                                                                                                 ========        =============
NET ASSETS..................................................................                       100.0%         $62,025,373
                                                                                                 ========        =============
Notes to Statement of Investments:
    (a)  Variable interest rate_subject to periodic change
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES                                                                    JUNE 30, 1997
                                                                                                Cost               Value
                                                                                            _____________      _____________
ASSETS:                          Investments in securities_See Statement of
                                     Investments_Note 2(b)..................                  $63,210,385        $63,210,385
                                 Cash.......................................                                         521,096
                                 Interest receivable........................                                         340,121
                                 Prepaid expenses and other assets..........                                              517
                                                                                                                   ___________
                                                                                                                   64,072,119
                                                                                                                   ___________
LIABILITIES:                     Due to The Dreyfus Corporation and affiliates                                         25,256
                                 Payable for investment securities purchased                                        2,000,000
                                 Accrued expenses...........................                                           21,490
                                                                                                                   ___________
                                                                                                                    2,046,746
                                                                                                                   ___________
NET ASSETS..................................................................                                      $62,025,373
                                                                                                                 =============
REPRESENTED BY:                  Paid-in capital............................                                      $62,027,444
                                 Accumulated net realized gain (loss) on investments                                  (2,071)
                                                                                                                   ___________
NET ASSETS..................................................................                                      $62,025,373
                                                                                                                 =============
SHARES OUTSTANDING
(unlimited number of $.001 par value shares of Beneficial Interest authorized)                                     62,027,444
NET ASSET VALUE, offering and redemption price per share....................                                            $1.00
                                                                                                                     ========
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS                                                             SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
INVESTMENT INCOME
INCOME                           Interest Income............................                                       $1,658,700
EXPENSES:                        Management fee_Note 3(a)...................                 $   146,632
                                 Auditing fees..............................                      10,908
                                 Prospectus and shareholders' reports.......                       9,210
                                 Custodian fees.............................                       8,385
                                 Legal fees.................................                       2,461
                                 Registration fees..........................                       1,770
                                 Trustees' fees and expenses_Note 3(b)......                         793
                                 Shareholder servicing costs................                         165
                                 Miscellaneous..............................                         655
                                                                                           ______________
                                       Total Expenses.......................                                          180,979
                                                                                                               ______________
INVESTMENT INCOME_NET.......................................................                                        1,477,721
NET REALIZED GAIN (LOSS) ON INVESTMENTS_Note 2(b)...........................                                           (1,289)
                                                                                                               ______________
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                       $1,476,432
                                                                                                              ===============
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                                                                    Six Months Ended
                                                                                     June 30, 1997            Year Ended
                                                                                      (Unaudited)          December 31, 1996
                                                                                   ________________       __________________
OPERATIONS:
  Investment income_net...................................................            $  1,477,721          $  2,566,517
  Net realized gain (loss) on investments.................................                 (1,289)                    (3)
                                                                                   ________________       __________________
      Net Increase (Decrease) in Net Assets Resulting from Operations.....               1,476,432             2,566,514
                                                                                   ________________       __________________
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income_net...................................................              (1,477,721)           (2,579,096)
                                                                                   ________________       __________________
BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):
  Net proceeds from shares sold...........................................              29,290,772           114,999,607
  Dividends reinvested..................................................                 1,477,721             2,579,096
  Cost of shares redeemed.................................................             (24,927,943)         (106,628,860)
                                                                                   ________________       __________________
      Increase (Decrease) in Net Assets from Beneficial Interest Transactions            5,840,550            10,949,843
                                                                                   ________________       __________________
        Total Increase (Decrease) in Net Assets...........................               5,839,261            10,937,261
NET ASSETS:
  Beginning of Period.....................................................              56,186,112            45,248,851
                                                                                   ________________       __________________
  End of Period...........................................................             $62,025,373           $56,186,112
                                                                                  =================       =================
SEE NOTES TO FINANCIAL STATEMENTS.
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DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of
Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Series' financial statements.

                                                     Six Months Ended
                                                       June 30, 1997               Year Ended December 31,
                                                                          ______________________________________________
PER SHARE DATA:                                         (Unaudited)       1996      1995      1994      1993      1992
                                                        ____________      ______    ______    ______    ______    ______
    Net asset value, beginning of period..               $  1.00        $  1.00   $  1.00   $  1.00   $  1.00    $  1.00
                                                         ________        ______    ______    ______    ______    ______
    Investment Operations:
    Investment income_net.................                  .025           .050      .055      .043      .032      .041
                                                         ________        ______    ______    ______    ______    ______
    Distributions:
    Dividends from investment income_net..                 (.025)         (.050)    (.055)    (.043)    (.032)     (.041)
                                                         ________        ______    ______    ______    ______    ______
    Net asset value, end of period........               $  1.00        $  1.00    $  1.00   $  1.00   $  1.00    $  1.00
                                                        ========       ========   =======    ======    ======    =======
TOTAL INVESTMENT RETURN...................                 5.08%*         5.10%     5.66%     4.37%     3.29%      4.14%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets                 .62%*          .62%      .62%       --         --        --
    Ratio of net investment income
      to average net assets...............                 5.04%*         4.96%     5.51%     4.62%     3.23%      4.10%
    Decrease reflected in above expense ratios
      due to undertakings by
      The Dreyfus Corporation.............                   _             _         .03%      .88%     2.81%      4.25%
    Net Assets, end of period (000's Omitted)            $62,025        $56,186   $45,249   $34,728    $7,651       $790
*  Annualized.
SEE NOTES TO FINANCIAL STATEMENTS.
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DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1_GENERAL:
    Dreyfus Variable Investment Fund (the "Fund") is registered under the
Investment Company Act of 1940 ("Act") as an open-end management investment company, operating as a series company currently offering thirteen series, including the Money Market Portfolio (the "Series") and is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies.
The Series is a diversified portfolio. The Series' investment objective is to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus
Corporation ("Dreyfus") serves as the Series' investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc.
is the distributor of the Series' shares, which are sold without a sales charge.
    It is the Series' policy to maintain a continuous net asset value per share of $1.00; the Series has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.
    The Fund currently functions as the funding vehicle for the Dreyfus
Series 2000 Variable Annuity Contract (the "Account") issued by Mutual
Benefit Life Insurance Company ("Mutual Benefit Life"). On July 16, 1991, the
Superior Court of New Jersey entered an Order (the "Order") appointing the
New Jersey Insurance Commissioner as Rehabilitator of Mutual Benefit Life.
The Commissioner was granted immediate exclusive possession and control of, and title to, the business and assets of Mutual Benefit Life, including the assets and liabilities of the Account.
    The Commissioner was empowered by the order to take such steps as he deemed appropriate toward removing the cause and conditions that made rehabilitation necessary. On January 15, 1993, the commissioner Filed the
First Amended Plan of Rehabilitation ("Plan") with the Court. The Plan stipulated that the assets and liabilities of the Account would be transferred to a separate account of MBL Life Assurance Corporation
("MBLLAC"), a wholly-owned subsidiary of Mutual Benefit Life. The Plan also provided for the transfer of the ownership of stock of MBLLAC to a Trust. The
Commissioner was designated as the sole Trustee of the Trust. On August 12,
1993, the Court rendered an opinion approving the Plan with certain modifications. Two subsequent amendments to the Plan were filed and approved by the Court. None of the modifications or amendments affected the status of the Account. On November 10, 1993, the Court issued an order of Confirmation permitting the implementation of the Plan.
    An order was also issued by the Court on January 28, 1994, approving the form of the Third amended Plan of Rehabilitation, the Election Materials and related documents. On April 29, 1994, the Plan was implemented. Substantially all of the assets of Mutual Benefit Life were transferred to MBLLAC which assumed and reinsured Mutual Benefit Life's restructured insurance liabilities. The stock of MBLLAC was assigned to the Stock Trust and the
Commissioner was designated as Trustee.
    In view of the terms and conditions of both the Order and the Plan, applications for new contracts and additional purchase payments under existing contracts are currently not being accepted by the Account. The terms of the Order and the Plan permit redemptions from the Account to continue as requested.
    The proceedings of the New Jersey Insurance Commissioner with respect to
Mutual Benefit Life or the Account do not apply to the separate accounts of other life insurance companies that may use the Fund as a funding vehicle for contracts or policies issued by them.
    The Fund accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
    The Series' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
NOTE 2_SIGNIFICANT ACCOUNTING POLICIES:
    (A) PORTFOLIO VALUATION: Investments are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent the fair value of the Series' investments.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost.
    The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund's Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.
    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Series to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be offset by a capital loss carryovers, it is the policy of the Series not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
    The Fund has an unused capital loss carryover of approximately $850 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 1996. If not applied, the carryover expires in fiscal 2004.
NOTE 3_INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to the provisions of an Investment Advisory Agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .50 of 1% of the value of the Series' average daily net assets and is payable monthly.
    The Series compensates Dreyfus Transfer, Inc. a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Series.
    (B) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.
[Dreyfus lion "d" logo]
Registration Mark
DREYFUS VARIABLE INVESTMENT FUND,
MONEY MARKET PORTFOLIO
200 Park Avenue
New York, NY 10166
INVESTMENT ADVISER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940









Printed in U.S.A.                            117SA976
[Dreyfus logo]
Registration Mark

Variable
Investment Fund,
Money Market
Portfolio
Semi-Annual Report
June 30, 1997